Debt (Schedule of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt and capital lease obligations	$ 17,130	$ 17,885
Less current portion	(7,335)	(8,870)
Total long-term debt and capital lease obligations	9,795	9,015
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	5,141	6,199
Term Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	10,615	11,669
Nexus Promissory Note [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	1,371
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Total debt and capital lease obligations	3	17
Total long-term debt and capital lease obligations	$ 3